CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 5 – CONVERTIBLE NOTES

Convertible notes at March 31, 2016 were as follows:

Convertible notes and debenture	$3,352,199
Unamortized discounts	(2,770,210)
Accrued interest	65,281
Premium	351,819
Convertible notes, net	$999,089

On August 6, 2014 (execution date), the Company executed a convertible promissory note in the principal sum of $250,000, with an original issue discount (“OID”) of $25,000. The consideration to be paid to the Lender shall be equal to the consideration actually paid by the Lender plus prorated interest and any other fees that the Company shall be required to pay. The original issue discount shall also be prorated based on the actual consideration received to equal approximately 10% of the consideration received. If the Company repays a consideration payment on or before the first 90 days from the effective date of that payment, the interest rate on that payment of consideration will be 0%. If the Company does not repay a payment on or before the 90 days, the Company will incur a one-time interest charge of 12% on the principal amount of the loan. Upon execution of the note, the note holder made an initial payment of $25,000 (net of a $2,500 OID) to the Company of the total consideration. The maturity date is two years from the date of each payment to the Company, and is the date upon which the principal sum, as well as any unpaid interest and other fees, shall be due and payable. The note is convertible, at the option of the investor, to common stock of the Company at any time after the effective date at the lesser of $0.09 or 60% of the lowest trade price in the 25 trading days prior to the conversion. The Company didn’t repay the consideration payment on or before the first 90 days from the effective date of that payment and therefore incurred a 12% interest charge. No further funding other than the above mentioned $25,000 has been received under the $250,000 note. On December 10, 2015, the Company repaid cash of $90,000 as payment in full of $27,500 of principal and accrued interest of $3,607 resulting in $58,893 of a penalty which was expensed as loss on debt settlement. As of March 31, 2016, this note was paid in full.

On February 10, 2015, the Company issued a convertible note payable for $45,000 with an OID of $7,500. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is February 10, 2016. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days prior to the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. During the nine months ended March 31, 2016, the Company has accreted the remaining $9,409 of the put premium as $27,409 had been accreted at June 30, 2015, resulting in the put premium being fully expensed. During the nine months ended March 31, 2016, the Company converted $45,000 of principal and accrued interest of $1,887 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $36,818 reduction of the put premium. As of March 31, 2016, this note was fully converted.

On February 17, 2015, the Company issued a second convertible note payable for $45,000 with an OID of $7,500. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is February 17, 2016. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days prior to the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. During the nine months ended March 31, 2016, the Company has accreted the remaining $9,409 of the put premium as $27,409 had been accreted at June 30, 2015, resulting in the put premium being fully expensed. During the nine months ended March 31, 2016, the Company converted $45,000 of principal and accrued interest of $2,229 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $36,818 reduction of the put premium. As of March 31, 2016, this note was fully converted.

On March 12, 2015, the Company issued a third convertible note payable for $170,500 with an OID of $13,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is March 12, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the Company’s common stock for the average of the lowest three trading prices in the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $139,500 put premium. During the nine months ended March 31, 2016, the Company converted $170,500 of principal and accrued interest of $8,580 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $139,500 reduction of the put premium. As of March 31, 2016, this note was fully converted.

On March 20, 2015, the Company issued a fourth convertible note payable for $150,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is March 20, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Company’s common stock for the average of the lowest three trading priced in the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $122,727 put premium. During the nine months ended March 31, 2016, the Company converted $150,000 of principal and accrued interest of $9,436 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $122,727 reduction of the put premium. As of March 31, 2016, this note was fully converted.

In addition to each of the above initial convertible promissory notes (“initial convertible notes”), the Company issued to each lender another convertible promissory note for the same amounts of $45,000, $45,000, $170,500 and $150,000 termed "Back-End Notes". These notes have the same terms as the initial convertible notes. Each Back-End Note shall initially be paid for by an offsetting promissory note issued to the Company by the lender ("Note Receivable") provided that prior to the conversion of the Back-End Notes, the holders must have paid off the Notes Receivable in cash. Each Note Receivable is due eight months from issuance of each initial convertible note, unless the Company does not meet the “current public information” requirement pursuant to Rule 144, in which case both the Back-End Notes and the Notes Receivable may both be cancelled. Each Note Receivable is initially secured by the pledge of the Back-End Notes, but may be exchanged for other collateral with an appraised value of at least the principal amount of the note less the OID, upon Company’s approval following a three (3) day written notice to the Company. The term of the Notes Receivable and the Back-End Notes are one year, upon which the outstanding principal and interest is payable. The amounts funded plus accrued interest under Back-End Notes are convertible into common stock at any time after the requisite Rule 144 holding period (subject to the condition above for the Back-End Notes), at a conversion price equal to 55% of the lowest trading bid price in the ten (10) trading days prior to the conversion. The $45,000, $45,000, $170,500 and $150,000 Back-End Notes were issued as noted below.

In the event the Company redeems the initial convertible notes in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by i) 130% if prepaid within 60 days of the issuance date; ii) 140% if prepaid 60 but less than 121 days after the issuance date; and (iii) 150% if prepaid 120 but less than 180 days after the issuance date. There shall be no redemption after the 180th day. The Back-End Notes may not be prepaid, except that if the initial convertible notes are redeemed by the Company within six months of their issuance, all obligations of the Company and holders under the Back-End Notes and the Notes Receivable will be deemed satisfied and such notes shall automatically be deemed cancelled and of no further force or effect.

In the event of two specific defaults, which include the maintenance of a minimum trading price and an aggregate dollar trading volume of the Company's common shares, the holders may cancel the Back-End Notes and the related Notes Receivable and otherwise in the event of other defaults as defined in the securities purchase agreement, the amount of principal and accrued interest will become immediately due and payable and may be offset by amounts due to the Company by the holders. Additionally, the Back-End Notes will bear default interest at a rate of 24% per annum, or the highest rate of interest permitted by law.

On February 15, 2015, in connection with a six-month consulting agreement, the Company issued a convertible promissory note for $90,000 as compensation for services to be rendered. The Company agreed to pay 5% interest per annum on the principal amount and the maturity date is August 15, 2015. The note is convertible at the option of the holder at any time after issuance of note at a rate of 60% of the lowest trading price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company fully expensed a $60,000 put premium. During the nine months ended March 31, 2016, the Company converted $90,000 of principal and accrued interest of $5,527 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $60,000 reduction of the put premium. As of March 31, 2016, this note was fully converted.

On March 12, 2015, the Company issued a convertible promissory note for $104,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is December 16, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 58% of the average lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $75,310 put premium over 180 days from the execution of the convertible note. On July 15, 2015, the Company repaid cash of $137,915 as payment in full of $104,000 of principal and accrued interest of $2,872 resulting in $31,043 of a prepayment penalty which was expensed as interest expense. During the nine months ended March 31, 2016, the Company has accreted $6,276 of the put premium as $46,441 had been accreted at June 30, 2015 and this repayment resulted in a $22,593 reduction of the remaining put premium. As of March 31, 2016, this note was paid in full.

On March 12, 2015, in connection with a two-year consulting agreement, the Company issued a convertible promissory note for $60,000 as compensation for services to be rendered. The Company agreed to pay 10% interest per annum on the principal amount and the maturity date is March 11, 2017. The note is convertible, at the option of the holder, at any time after the effective date at the lesser of $0.0175 or 75% of the volume weighted average of the lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. This note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 10). During the nine months ended March 31, 2016, the Company converted $60,000 of principal and accrued interest of $5,159 into shares of the Company’s common stock (See Note 6). As of March 31, 2016, this note was fully converted.

On April 20, 2015, the Company issued a convertible note payable for $17,500. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is April 20, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $14,318 put premium. During the nine months ended March 31, 2016, the Company converted $16,500 of principal and accrued interest of $803 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $13,500 reduction of the put premium. Accrued interest as of March 31, 2016 was $79.

On April 24, 2015, the Company received payment of the Note Receivable of $45,000, less the OID of $7,500, that offsets the Back-End Note that was issued on February 10, 2015. Proceeds from the Note Receivable of $2,250 were paid directly to legal fees resulting in net cash proceeds of $35,250 received by the Company. This Back-End Note is related to the initial convertible note that was issued on February 10, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. During the nine months ended March 31, 2016, the Company has accreted the remaining $22,909 of the put premium as $13,909 had been accreted at June 30, 2015, resulting in the put premium being fully expensed. During the nine months ended March 31, 2016, the Company converted $45,000 of principal and accrued interest of $1,765 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $36,818 reduction of the put premium. As of March 31, 2016, this note was fully converted.

On April 24, 2015, the Company received payment of the Note Receivable of $45,000, less the OID of $7,500, that offsets the Back-End Note that was issued on February 17, 2015. Proceeds from the Note Receivable of $2,250 were paid directly to legal fees resulting in net cash proceeds of $35,250 received by the Company. This Back-End Note is related to the initial convertible note that was issued on February 17, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. During the nine months ended March 31, 2016, the Company has accreted the remaining $22,909 of the put premium as $13,909 had been accreted at June 30, 2015, resulting in the put premium being fully expensed. During the nine months ended March 31, 2016, the Company converted $1,000 of principal and accrued interest of $46 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $818 reduction of the put premium. Accrued interest as of March 31, 2016 was $3,308.

On April 27, 2015, the Company received payment of the Note Receivable of $170,500, less the OID of $13,000, that offsets the Back-End Note that was issued on March 12, 2015. Proceeds from the Note Receivable of $7,500 were paid directly to legal fees resulting in net cash proceeds of $150,000 received by the Company. This Back-End Note is related to the initial convertible note that was issued on March 12, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $139,500 put premium. During the nine months ended March 31, 2016, the Company converted $170,500 of principal and accrued interest of $8,303 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $139,500 reduction of the put premium. As of March 31, 2016, this note was fully converted.

On May 19, 2015, the Company entered into a Securities Purchase Agreement (“SPA”), to issue a series of nine back end convertible notes in the principal sum of $782,500, pursuant to the SPA, the Company issued to the lender nine convertible promissory notes termed "Back-End Notes", in the amounts of $37,500 ("Back-End Note 1"), $37,500 ("Back-End Note 2"), $157,500 ("Back-End Note 3"), $150,000 ("Back-End Note 4"), $17,500 ("Back-End Note 5"), $37,500 ("Back-End Note 6"), $37,500 ("Back-End Note 7"), $157,500 ("Back-End Note 8") and $150,000 ("Back-End Note 9"). These notes have the same terms as the initial convertible notes. Each Back-End Note shall initially be paid for by an offsetting promissory note issued to the Company by the lender ("Note Receivable") provided that prior to the conversion of the Back-End Notes, the holders must have paid off the Notes Receivable in cash. Each Note Receivable is due on May 19, 2016, unless the Company does not meet the “current public information” requirement pursuant to Rule 144, in which case both the Back-End Notes and the Notes Receivable may both be cancelled. Each Note Receivable is initially secured by the pledge of the Back-End Notes, but may be exchanged for other collateral with an appraised value of at least the principal amount of the note less the OID, upon Company’s approval following a three (3) day written notice to the Company. The term of the Notes Receivable and the Back-End Notes are one year, upon which the outstanding principal and interest is payable. The amounts funded plus accrued interest under Back-End Notes are convertible into common stock at any time after the requisite Rule 144 holding period (subject to the condition above for the Back-End Notes), at a conversion price equal to 55% of the lowest trading bid price in the ten (10) trading days prior to the conversion. During the nine months ended March 31, 2016, all of the Back-End Notes (an aggregate total principal of $782,500) were issued as noted below.

The Back-End Notes may not be prepaid, except that if the initial convertible notes are redeemed by the Company within six months of their issuance, all obligations of the Company and holders under the Back-End Notes and the Notes Receivable will be deemed satisfied and such notes shall automatically be deemed cancelled and of no further force or effect.

In the event of two specific defaults, which include the maintenance of a minimum trading price and an aggregate dollar trading volume of the Company's common shares, the holders may cancel the Back-End Notes and the related Notes Receivable and otherwise in the event of other defaults as defined in the securities purchase agreement, the amount of principal and accrued interest will become immediately due and payable and may be offset by amounts due to the Company by the holders. Additionally, the Back-End Notes will bear default interest at a rate of 24% per annum, or the highest rate of interest permitted by law.

Since the Back-End Notes are not convertible until the Notes Receivable are paid, and the Notes Receivable and Back-End Notes have a right of setoff, the Notes Receivable and Back-End Notes and related accrued interest receivable and payable have been netted for presentation purposes on the accompanying consolidated balance sheet.

On June 2, 2015, the Company received payment of the Note Receivable of $150,000 that offsets the Back-End Note that was issued on March 20, 2015. Proceeds from the Note Receivable of $7,500 were paid directly to legal fees resulting in net cash proceeds of $142,500 received by the Company. This Back-End Note is related to the initial convertible note that was issued on March 20, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $122,727 put premium. During the nine months ended March 31, 2016, the Company converted $125,000 of principal and accrued interest of $8,849 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $102,273 reduction of the put premium. Accrued interest as of March 31, 2016 was $2,329.

On June 4, 2015 (execution date), the Company executed a convertible promissory note in the principal sum of $1,215,000, with an OID of $110,000. The consideration to be paid to the lender shall be equal to the consideration actually paid by the lender plus prorated interest and any other fees that the Company shall be required to pay. The original issue discount shall also be prorated based on the actual consideration received to equal approximately 10% of the consideration received. The Company agreed to pay 10% interest per annum on the principal amount and the maturity date is ten months from the date of each payment to the Company, and is the date upon which the principal sum, as well as any unpaid interest and other fees, shall be due and payable. The note is comprised of an initial cash purchase of $335,000 (includes $30,000 of OID and $5,000 for legal fees) (“Initial Note”), a Secured Investor Note of $220,000 (includes $20,000 of OID) (“Secured Investor Note”) and three Investor Notes of $220,000 each (include $20,000 of OID each) (“Investor Notes”). The Secured Investor Note is secured by the lender’s 40% membership interest in a certain LLC. The Company will accrue 10% interest per annum on the unpaid principal amount of the Secured Investor Note and the three Investor Notes as defined in the agreements. Upon execution of the note, the note holder made an initial cash payment of $300,000 (net of a $30,000 OID and $5,000 for legal fees) to the Company of the total consideration and issued the Secured Investor Note and three Investor Notes to the Company. On July 13, 2015, the Company received payment of the Secured Investor Note of $220,000 less OID of $20,000, which was issued on June 4, 2015. The Company received interest proceeds of $1,997 from the Secured Investor Note resulting in net cash proceeds of $201,997 received by the Company. The Initial Note and the Secured Investor Note are convertible, at the option of the lender, to common stock of the Company at any time after the effective date at a price of $0.07 per share, which represents fair value at execution date. These notes were determined to be derivative instruments due to the variable conversion price of the notes which is initially $0.07 and subject to adjustment if the Company’s market capitalization falls below $3,000,000 at any time. These notes were bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 10). On December 9, 2015, the Company repaid cash of $269,976 as partial payment for this note. During the nine months ended March 31, 2016, the Company converted $285,024 of principal and accrued interest of $29,091 into shares of the Company’s common stock (See Note 6). As of March 31, 2016, this note was fully converted.

On July 14, 2015, the Company received payment of three Note Receivables of $352,500, that offset three of the Back-End Notes that were issued on May 19, 2015. Proceeds from the Note Receivables of $17,690 were paid directly to legal fees resulting in net cash proceeds of $334,810 received by the Company. These Back-End Note are related to the initial convertible notes that was issued on May 19, 2015 and have the same terms as previously discussed. As a result, these Back-End Notes are now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. These convertible notes are treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $288,409 put premium over 180 days from the execution of the convertible notes. During the nine months ended March 31, 2016, the Company has accreted $288,409 of the put premium resulting in the put premium being fully expensed. During the nine months ended March 31, 2016, the Company converted $287,500 of principal and accrued interest of $15,184 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $235,227 reduction of the put premium. Accrued interest as of March 31, 2016 was $3,558.

On October 1, 2015, the Company received cash of $1,150,000 ($1,200,000 less $50,000 of legal fees) for the Promissory Note issued on September 24, 2015. On September 24, 2015, (the “Issuance Date”), the Company entered into a Promissory Note with a Lender whereby the Lender loaned the Company $1,200,000 in exchange for the issuance of a Promissory Note (the “Promissory Note”). The Company issued the Promissory Note with a principal amount of $1,200,000 to the Lender. The Promissory Note has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Promissory Note; or (ii) June 24, 2016. On its face, the Promissory Note does not accrue any interest. In the event that the Lender does not proceed with a subsequent financing, beginning on the 46th day following the Issuance Date, the Note will have a one-time interest adjustment of $180,000 on the outstanding principal of the Promissory Note. Additionally, if the Lender does not wish to proceed with a subsequent financing, the Promissory Note will also be convertible into common stock at the lower of (i) $0.0346; or (ii) a twenty percent (20%) discount to the average of the two lowest closing prices of the common stock in the five trading days prior to the date of conversion. In connection with the Promissory Note, the Company entered into a Security Agreement dated September 24, 2015 with the Lender whereby the Company agreed to grant to Lender an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Promissory Note, provided, however that in the event the Lender does not proceed with a subsequent financing, any and all security interests shall be removed. On October 28, 2015, the Lender proceeded with a subsequent financing. See below as this note was cancelled on October 28, 2015.

On October 14, 2015 and October 15, 2015, the Company received payment of six Note Receivables of $430,000, that offset the remaining six of the Back-End Notes that were issued on May 19, 2015. Proceeds from the Note Receivables of $22,265 were paid directly to legal fees resulting in net cash proceeds of $407,735 received by the Company. These Back-End Note are related to the initial convertible notes that was issued on May 19, 2015 and have the same terms as previously discussed. As a result, these Back-End Notes are now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. These convertible notes are treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $351,818 put premium over 180 days from the execution of the convertible notes. During the nine months ended March 31, 2016, the Company has accreted $351,818 of the put premium resulting in the put premium being fully expensed. During the nine months ended March 31, 2016, the Company converted $135,000 of principal and accrued interest of $4,702 into shares of the Company’s common stock (See Note 6). Additionally, this conversion resulted in a $110,455 reduction of the put premium. Accrued interest as of March 31, 2016 was $11,213.

On October 28, 2015 (the “Closing Date”), the Company entered into a securities purchase agreement dated as of the Closing Date (the “Purchase Agreement”) with a third party purchaser (the “Purchaser”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Purchaser will invest $4,000,000 (“Investment Amount”) in exchange for a Convertible Debenture (the “Debenture”) in the principal amount of $4,400,000 (the “Principal Amount”) and warrants to purchase an aggregate of 26,190,476 shares of the Company’s common stock, par value $0.001 per share, for an exercise price of $0.60 per share for a period of four (4) years from the Closing Date (the “Warrants”). Pursuant to the Purchase Agreement, on the Closing Date, the Company issued the Debenture and Warrant to the Purchaser.

On March 11, 2016, the Company entered into an Addendum (the “ Addendum ”) with the Purchaser pursuant to which the Company and the Purchaser agreed to new terms with respect to that certain securities purchase agreement entered into by and between the Company and the Purchaser dated as October 28, 2015.

Addendum

Under the Addendum, the Company and the Purchaser agreed that the balance of the deposit control account, after giving effect to the amounts released from such account as of the date of the Addendum, will be released to the Company in two installments as follows: (1) up to $1,200,000 will be released to the Company upon full execution of the Addendum, and (2) up to $375,000 within 60 days of the full execution of the Addendum as long as certain conditions have been met.

The Company and the Purchaser agreed that the new conversion price will be $0.03; provided that in the event that the volume weighted average price per share on any trading day is less than such conversion price, the conversion price will be adjusted to a price per share that is equal to a 22.5% discount to the lowest trading price of the common stock in the 10 trading days prior to the date of conversion. The Company evaluated this note modification under ASC 470-50-40-10 and concluded that it doesn’t apply since the conversion option is bifurcated and the 10% cash flow test was not met under ASC 470-50.

Under the Addendum, the Purchaser agreed to limit the number of shares of common stock it sells on any trading day to an amount of shares that is less than 25% of the trading volume of the common stock on that same trading day. The Purchaser and the Company may agree otherwise with respect to this trading limitation.

The Company also agreed to reserve an additional 300,000,000 shares for issuance and to file a registration statement on Form S-1 to register shares covering the resale of all of the additional shares of common stock that are issuable upon conversion of the Debenture, as modified by this Addendum. On March 25, 2016, the Company filed a registration statement with the SEC and on April 19, 2016, the registration statement was deemed effective.

The Company and the Purchaser agreed that the October Financing Documents, as applicable, will continue in effect and remain in place, except to the extent modified by the Addendum.

Securities Purchase Agreement and Debenture

Under the terms of the Purchase Agreement, the Purchaser agreed to deliver the Promissory Note entered into by the Company and Purchaser on September 24, 2015 with a principal amount of $1,200,000 (the “Prior Note”) (as noted above). The parties further agreed that the Prior Note was deemed cancelled upon the delivery by the Purchaser to the Company and the amount of the Prior Note is included in the Investment Amount under the Purchase Agreement.

Under the terms of the Purchase Agreement and Debenture, $2,800,000 of the Investment Amount will be deposited into a deposit control account and such amount will remain in the deposit control account pending the achievement of certain milestones by the Company and the satisfaction of certain equity conditions set forth in the Debenture. Additionally, under the Debenture, the Principal Amount will be reduced by $25,000 if the Company files a registration statement with the SEC within 30 days following the Closing Date. The Principal Amount will be reduced by an additional $25,000 if the registration statement is deemed effective within 100 days after the Closing Date. On November 23, 2015, the Company filed a registration statement with the SEC and on December 10, 2015, the registration statement was deemed effective. Both of these conditions were met resulting in a $50,000 reduction of the Principal Amount such that the aggregate principal amount is $4,350,000 as of March 31, 2016.

The Purchase Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. The Company also agreed to pay up to $50,000 of reasonable attorneys’ fees and expenses incurred by the Purchaser in connection with the transaction. The Purchase Agreement also provides for indemnification of the Purchaser and its affiliates in the event that the Purchaser incurs losses, liabilities, obligations, claims, contingencies, damages, costs and expenses related to a breach by the Company of any of its representations, warranties or covenants under the Purchase Agreement.

The Debenture has a 10% original issue discount and matures on October 28, 2016. The Principal Amount of the Debenture accrues interest at the rate of 5% per annum, payable quarterly in cash (or if certain conditions are met, in stock at the Company’s option) on January 1, April 1, July 1 and October 1. The Debenture was, prior to Addendum, convertible at any time, in whole or in part, at the Purchaser’s option into shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a conversion price equal to $0.042, which is the volume weighted average price of the Company’s Common Stock five days prior to the execution of the Debenture (subject to adjustment) (the “Conversion Price”). At any time after the effective date of the registration statement, the Purchaser has the opportunity to convert up to an aggregate of $2,090,000 of the Debenture, at one or more conversion dates, into shares of Common Stock at a conversion price equal to the VWAP of the Common Stock over the five (5) trading days prior to such Effective Date. The Purchaser option to convert at such a conversion price expires when the Purchaser converts an aggregate of $2,090,000 of the Debenture using such conversion price. If the volume weighted average price of the Company Common Stock on any trading day is less than the Conversion Price, the Purchaser may convert at a price per share equal to a twenty percent (20%) discount to the average of the two lowest closing prices during the five trading days prior to the date of conversion. At no time will the Purchaser be entitled to convert any portion of the Debenture to the extent that after such conversion, the Purchaser (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date. During the nine months ended March 31, 2016, the Company withdrew a principal amount of $2,425,000 from the deposit control account, of which $269,976 was paid directly as partial payment of a note dated June 4, 2015 and $33,437 were paid directly to legal fees resulting in net cash proceeds of $2,121,587 received by the Company. An aggregate total of $3,290,000 of these notes were bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 10). During the nine months ended March 31, 2016, the Company converted $1,065,301 of principal into shares of the Company’s common stock (See Note 6). Accrued interest as of March 31, 2016 was $44,794.
The Debenture includes customary event of default provisions, and provides for a default interest rate of 18%. Upon the occurrence of an event of default, the Purchaser may convert the Debenture into shares of Common Stock at a price per share equal to a thirty percent (30%) discount to the average volume weighted average price of the shares for the three trading days prior to conversion.

Subject to the conditions set forth in the Debenture, the Company has the right at any time to redeem some or all of the total outstanding amount then remaining under the Debenture in cash at a price equal to 125% of the total amount of the Debenture outstanding on the twentieth (20th) trading date following the date the Company delivers notice of such redemption to the Purchaser.

The Warrants are exercisable in whole or in part, at an initial exercise price per share of $0.60, subject to adjustment. The exercise price and number of shares of the Company’s common stock issuable under the Warrants (the “Warrant Shares”) are subject to adjustments for stock dividends, splits, combinations, subsequent rights offerings and pro rata distributions. Any adjustment to the exercise price shall similarly cause the number of warrant shares to be adjusted so that the total value of the Warrants may increase. In the event that the Warrant Shares are not included in an effective registration statement, the Warrants may be exercised on a cashless basis.

In connection with the execution of the Purchase Agreement, on the Closing Date, the Company and the Purchaser also entered into a registration rights agreement dated as of the Closing Date (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company has agreed to file an initial registration statement (“Registration Statement”) with the SEC to register the resale of the Common Stock into which the Debenture may be converted or the Warrant may be exercised, within 30 days following the Closing Date. The Registration Statement must also be declared effective by the 100th calendar day after the Closing Date, subject to a 20-day extension as requested by the Company and consented to by the Purchaser. On November 23, 2015, the Company filed a registration statement with the SEC and on December 10, 2015, the registration statement was deemed effective.

If at any time all of the shares of Common Stock underlying the Debenture or the Warrant are not covered by the initial Registration Statement, the Company has agreed to file with the SEC one or more additional Registration Statements so as to cover all of the shares of Common Stock underlying the Debenture or the Warrant not covered by such initial Registration Statement, in each case, as soon as practicable, but in no event later than the applicable filing deadline for such additional Registration Statements as provided in the Registration Rights Agreement.

In connection with the Purchase Agreement, the Company entered into a Security Agreement dated as of even date therewith with the Purchaser whereby the Company agreed to grant to Purchaser an unconditional and continuing, first priority security interest in all of the assets and property of the Company to secure the prompt payment, performance and discharge in full of all of Company’s obligations under the Debentures, Warrants and the other transaction documents until ten days following the such time as the Registration Statement is declared effective by the SEC and the equity conditions set forth in the Debenture are met.

The Company recorded $4,207,500 and $166,500 of debt discounts for fees paid to lenders related to the above note issuances during the nine months ended March 31, 2016 and 2015 respectively. The debt discounts are being amortized over the term of the debt. Amortization of the debt discounts for the nine months ended March 31, 2016 and 2015 was $1,852,757 and $43,773 respectively.

NOTE 6 – CONVERTIBLE NOTES

Convertible notes at June 30, 2015 and 2014 were as follows:

	June 30, 2015	June 30, 2014
Convertible notes and debenture	$1,455,000	$366,296
Unamortized discounts	(415,467)	(121,059)
Accrued interest	26,989	-
Premium, net	727,853	27,187
Convertible notes, net	$1,794,375	$272,424

On September 30, 2013 the Company’s subsidiary issued a Debenture for $139,680 (AUD $150,000) plus warrants for 3,000,000 common shares of the Company. The Company agreed to pay 12% interest on the principal amount and the maturity date is December 31, 2015.  This debenture rolls into it $27,963 of loans outstanding at June 30, 2013, an August 2013 note of $63,196 along with September advances of $46,446 and accrued interest.  The debenture is convertible only at the Company’s option into common stock at $0.075 AUD per share and is convertible at that same rate by the lender only upon default by the Company, as defined in the debenture.  The warrants were determined to be derivative instruments due to the variable exercise price of the warrants which is initially $0.0698 and subject to adjustment if the Company issues shares at a price below the initial exercise price.  Accordingly, the fair value of the warrants was determined using a Black-Scholes option pricing model with a stock price of $0.20, exercise price of $0.075 AUD, volatility of 53% based on the comparative companies method since the Company’s stock is very thinly traded, an expected term of 27 months based on the debenture term and a risk free rate of 0.4%.  The approximate initial $400,000 value of the warrants was recorded as a derivative liability in the accompanying consolidated balance sheet, along with a debt discount of approximately $140,000 and change in warrant derivative liability of approximately $260,000 as an expense for the three months ended September 30, 2013. (See Note 12 for current period re-measurement) On July 2, 2014, this $139,680 convertible debenture and accrued interest of $15,118 was converted, using the contractual conversion rate of $0.0709 or $0.075 AUD, into 2,183,333 shares of the Company’s common stock (See Note 8).

On May 8, 2014, the Company issued a 10% convertible promissory note for $25,000 as a prepaid fee for services to be provided under a settlement and stipulation agreement as discussed in Note 9. The note and all accrued interest was due on November 8, 2014 and was in default. The note is convertible immediately at 50% of the lowest closing bid price in the 30 trading days prior to conversion. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $25,000 put premium which was fully expensed during the year ended June 30, 2015. On January 30, 2015, this note principal of $25,000 and accrued interest of $1,466 was settled as part of a Settlement and Lock-Up Agreement (See Note 9).

On May 29, 2014, the Company issued a convertible note payable for $75,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is May 29, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $61,364 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted the remaining $51,089 of the put premium as $10,275 had been accreted at June 30, 2014, resulting in the put premium being fully expensed. During the year ended June 30, 2015, the Company converted $14,547 of principal and accrued interest of $218 into shares of the Company’s common stock (See Note 8). Additionally, $61,364 of the put premium was expensed as interest expense and the remaining $60,453 of principal and $4,352 of accrued interest was assigned to a third party. As of June 30, 2015, this note was fully converted.

On May 29, 2014, the Company issued a second convertible note payable for $75,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is May 29, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $61,364 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted the remaining $51,089 of the put premium as $10,275 had been accreted at June 30, 2014, resulting in the put premium being fully expensed. During the year ended June 30, 2015, the Company converted $11,755 of principal and accrued interest of $553 into shares of the Company’s common stock (See Note 8). Additionally, $61,364 of the put premium was expensed as interest expense and the remaining $63,245 of principal and $3,313 of accrued interest was assigned to a third party. As of June 30, 2015, this note was fully converted.

On May 30, 2014, the Company issued a third convertible note payable for $50,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is May 30, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $40,909 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted the remaining $34,273 of the put premium as $6,636 had been accreted at June 30, 2014, resulting in the put premium being fully expensed. During the year ended June 30, 2015, the Company converted $50,000 of principal and accrued interest of $3,346 into shares of the Company’s common stock (See Note 8). Additionally, this conversion resulted in a $40,909 reduction of the put premium. As of June 30, 2015, this note was fully converted.

In addition to each of the above initial convertible promissory notes (“initial convertible notes”), the Company issued to each lender another convertible promissory note for the same amounts of $75,000, $75,000 and $50,000 termed "Back-End Notes". These notes have the same terms as the initial convertible notes. Each Back-End Note shall initially be paid for by an offsetting promissory note issued to the Company by the lender ("Note Receivable") provided that prior to the conversion of the Back-End Notes, the holders must have paid off the Notes Receivable in cash. The Notes Receivable were due on January 30, 2015, unless the Company does not meet the “current public information” requirement pursuant to Rule 144, in which case both the Back-End Notes and the Notes Receivable may both be cancelled. The Notes Receivable are initially secured by the pledge of the Back-End Notes, but may be exchanged for other collateral with an appraised value of at least $50,000, upon Company’s approval following a three (3) day written notice to the Company. The term of the Notes Receivable and the Back-End Notes are one year, upon which the outstanding principal and interest is payable. The amounts funded plus accrued interest under Back-End Notes are convertible into common stock at any time after the requisite Rule 144 holding period (subject to the condition above for the Back-End Notes), at a conversion price equal to 55% of the lowest trading bid price in the ten (10) trading days prior to the conversion. The $50,000 Back-End Note was issued as noted below.

In the event the Company redeems the initial convertible notes in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by i) 130% if prepaid within 60 days of the issuance date; ii) 140% if prepaid 60 but less than 121 days after the issuance date; and (iii) 150% if prepaid 120 but less than 180 days after the issuance date. There shall be no redemption after the 180th day. The Back-End Notes may not be prepaid, except that if the initial convertible notes are redeemed by the Company within six months of their issuance, all obligations of the Company and holders under the Back-End Notes and the Notes Receivable will be deemed satisfied and such notes shall automatically be deemed cancelled and of no further force or effect.

In the event of two specific defaults, which include the maintenance of a minimum trading price and an aggregate dollar trading volume of the Company's common shares, the holders may cancel the Back-End Notes and the related Notes Receivable and otherwise in the event of other defaults as defined in the securities purchase agreement, the amount of principal and accrued interest will become immediately due and payable and may be offset by amounts due to the Company by the holders. Additionally, the Back-End Notes will bear default interest at a rate of 16% per annum, or the highest rate of interest permitted by law.

Since the Back-End Notes are not convertible until the Notes Receivable are paid and also not for 180 days from the note dates, and the Notes Receivable and Back-End Notes have a right of setoff, the Notes Receivable and Back-End Notes and related accrued interest receivable and payable have been netted for presentation purposes on the accompanying consolidated balance sheet.

On August 6, 2014 (execution date), the Company executed a convertible promissory note in the principal sum of $250,000, with an original issue discount (“OID”) of $25,000. The consideration to be paid to the Lender shall be equal to the consideration actually paid by the Lender plus prorated interest and any other fees that the Company shall be required to pay. The original issue discount shall also be prorated based on the actual consideration received to equal approximately 10% of the consideration received. If the Company repays a consideration payment on or before the first 90 days from the effective date of that payment, the interest rate on that payment of consideration will be 0%. If the Company does not repay a payment on or before the 90 days, the Company will incur a one-time interest charge of 12% on the principal amount of the loan. Upon execution of the note, the note holder made an initial payment of $25,000 (net of a $2,500 OID) to the Company of the total consideration. The maturity date is two years from the date of each payment to the Company, and is the date upon which the principal sum, as well as any unpaid interest and other fees, shall be due and payable. The note is convertible, at the option of the investor, to common stock of the Company at any time after the effective date at the lesser of $0.09 or 60% of the lowest trade price in the 25 trading days prior to the conversion. This note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12). As of June 30, 2015, the Company didn’t repay the consideration and therefore incurred a 12% interest charge. Accrued interest as of June 30, 2015 was $2,134 and no further funding has been received under the $250,000 note.

On November 17, 2014, the Company issued a convertible promissory note for $43,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is August 20, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 58% of the average lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $31,138 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted $27,851 of the put premium. During the year ended June 30, 2015, the Company repaid cash of $61,632 as payment in full of $43,000 of principal and accrued interest of $1,527 resulting in $17,105 of a prepayment penalty which was expensed as interest expense. Additionally, this repayment resulted in a $3,287 reduction of the remaining put premium. As of June 30, 2015, this note was paid in full.

On December 10, 2014, the Company issued a convertible promissory note for $28,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is September 12, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 58% of the average lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $20,276 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted $15,657 of the put premium. During the year ended June 30, 2015, the Company repaid cash of $38,654 as payment in full of $28,000 of principal and accrued interest of $853 resulting in $9,801 of a prepayment penalty which was expensed as interest expense. Additionally, this repayment resulted in a $4,619 reduction of the remaining put premium. As of June 30, 2015, this note was paid in full.

On January 26, 2015, the Company issued a convertible promissory note for $28,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is October 28, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 58% of the average lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $20,276 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted $15,432 of the put premium. During the year ended June 30, 2015, the Company repaid cash of $37,137 as payment in full of $28,000 of principal and accrued interest of $835 resulting in $8,302 of a prepayment penalty which was expensed as interest expense. Additionally, this repayment resulted in a $4,844 reduction of the remaining put premium. As of June 30, 2015, this note was paid in full.

On January 27, 2015, the Company received payment of the Note Receivable of $50,000 that offsets the Back-End Note that was issued on May 30, 2014. Proceeds from the Note Receivable of $7,779, $2,500 and $5,000 were paid directly to the stock transfer agent, legal fees and capital raising fees respectively resulting in net cash proceeds of $34,721 received by the Company. This Back-End Note is related to the initial convertible note that was issued on May 30, 2014 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $40,909 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted $40,909 of the put premium resulting in the put premium being fully expensed. During the year ended June 30, 2015, the Company converted $50,000 of principal and accrued interest of $609 into shares of the Company’s common stock (See Note 8). Additionally, this conversion resulted in a $40,909 reduction of the put premium. As of June 30, 2015, this note was fully converted.

On February 10, 2015, the Company issued a convertible note payable for $45,000 with an OID of $7,500. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is February 10, 2016. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days prior to the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. Through June 30, 2015, the Company has accreted $27,409 of the put premium. Accrued interest as of June 30, 2015 was $1,391.

On February 17, 2015, the Company issued a second convertible note payable for $45,000 with an OID of $7,500. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is February 17, 2016. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days prior to the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. Through June 30, 2015, the Company has accreted $27,409 of the put premium. Accrued interest as of June 30, 2015 was $1,322.

On March 12, 2015, the Company issued a third convertible note payable for $170,500 with an OID of $13,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is March 12, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the Company’s common stock for the average of the lowest three trading prices in the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $139,500 put premium. Accrued interest as of June 30, 2015 was $4,148.

On March 20, 2015, the Company issued a fourth convertible note payable for $150,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is March 20, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Company’s common stock for the average of the lowest three trading priced in the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $122,727 put premium. Accrued interest as of June 30, 2015 was $3,386.

In addition to each of the above initial convertible promissory notes (“initial convertible notes”), the Company issued to each lender another convertible promissory note for the same amounts of $45,000, $45,000, $170,500 and $150,000 termed "Back-End Notes". These notes have the same terms as the initial convertible notes. Each Back-End Note shall initially be paid for by an offsetting promissory note issued to the Company by the lender ("Note Receivable") provided that prior to the conversion of the Back-End Notes, the holders must have paid off the Notes Receivable in cash. Each Note Receivable is due eight months from issuance of each initial convertible note, unless the Company does not meet the “current public information” requirement pursuant to Rule 144, in which case both the Back-End Notes and the Notes Receivable may both be cancelled. Each Note Receivable is initially secured by the pledge of the Back-End Notes, but may be exchanged for other collateral with an appraised value of at least the principal amount of the note less the OID, upon Company’s approval following a three (3) day written notice to the Company. The term of the Notes Receivable and the Back-End Notes are one year, upon which the outstanding principal and interest is payable. The amounts funded plus accrued interest under Back-End Notes are convertible into common stock at any time after the requisite Rule 144 holding period (subject to the condition above for the Back-End Notes), at a conversion price equal to 55% of the lowest trading bid price in the ten (10) trading days prior to the conversion. The $45,000, $45,000, $170,500 and $150,000 Back-End Notes were issued as noted below.

In the event the Company redeems the initial convertible notes in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by i) 130% if prepaid within 60 days of the issuance date; ii) 140% if prepaid 60 but less than 121 days after the issuance date; and (iii) 150% if prepaid 120 but less than 180 days after the issuance date. There shall be no redemption after the 180th day. The Back-End Notes may not be prepaid, except that if the initial convertible notes are redeemed by the Company within six months of their issuance, all obligations of the Company and holders under the Back-End Notes and the Notes Receivable will be deemed satisfied and such notes shall automatically be deemed cancelled and of no further force or effect.

In the event of two specific defaults, which include the maintenance of a minimum trading price and an aggregate dollar trading volume of the Company's common shares, the holders may cancel the Back-End Notes and the related Notes Receivable and otherwise in the event of other defaults as defined in the securities purchase agreement, the amount of principal and accrued interest will become immediately due and payable and may be offset by amounts due to the Company by the holders. Additionally, the Back-End Notes will bear default interest at a rate of 24% per annum, or the highest rate of interest permitted by law.

Since the Back-End Notes are not convertible until the Notes Receivable are paid and also not for 180 days from the note dates, and the Notes Receivable and Back-End Notes have a right of setoff, the Notes Receivable and Back-End Notes and related accrued interest receivable and payable have been netted for presentation purposes on the accompanying consolidated balance sheet.

On February 15, 2015, in connection with a six-month consulting agreement, the Company issued a convertible promissory note for $90,000 as compensation for services to be rendered. The Company agreed to pay 5% interest per annum on the principal amount and the maturity date is August 15, 2015. The note is convertible at the option of the holder at any time after issuance of note at a rate of 60% of the lowest trading price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company fully expensed a $60,000 put premium. Accrued interest as of June 30, 2015 was $1,677.

On February 20, 2015, the Company issued a convertible promissory note for $58,000. The Company agreed to pay 12% interest per annum on the principal amount and the maturity date is July 27, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 50% of the average lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $58,000 put premium over 180 days from the execution of the convertible note. During the year ended June 30, 2015, the Company has accreted $36,411 of the put premium. During the year ended June 30, 2015, the Company repaid cash of $83,512 as payment in full of $58,000 of principal and accrued interest of $2,212 resulting in $23,300 of a prepayment penalty which was expensed as interest expense. Additionally, this repayment resulted in a $21,589 reduction of the remaining put premium. As of June 30, 2015, this note was paid in full.

On March 12, 2015, the Company issued a convertible promissory note for $104,000. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is December 16, 2015. The note is convertible at the option of the holder at any time after 180 days at a rate of 58% of the average lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $75,310 put premium over 180 days from the execution of the convertible note. Through June 30, 2015, the Company has accreted $46,441 of the put premium. Accrued interest as of June 30, 2015 was $2,530. On July 15, 2015, the Company repaid cash of $137,915 as payment in full of $104,000 of principal and accrued interest of $2,872 (See Note 13).

On March 12, 2015, in connection with a two-year consulting agreement, the Company issued a convertible promissory note for $60,000 as compensation for services to be rendered. The Company agreed to pay 10% interest per annum on the principal amount and the maturity date is March 11, 2017. The note is convertible, at the option of the holder, at any time after the effective date at the lesser of $0.0175 or 75% of the volume weighted average of the lowest three trading closing bid prices of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. This note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12). Accrued interest as of June 30, 2015 was $1,825.

On April 20, 2015, the Company issued a convertible note payable for $17,500. The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is April 20, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $14,318 put premium. Accrued interest as of June 30, 2015 was $272.

On April 24, 2015, the Company received payment of the Note Receivable of $45,000, less the OID of $7,500, that offsets the Back-End Note that was issued on February 10, 2015. Proceeds from the Note Receivable of $2,250 were paid directly to legal fees resulting in net cash proceeds of $35,250 received by the Company. This Back-End Note is related to the initial convertible note that was issued on February 10, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. Through June 30, 2015, the Company has accreted $13,909 of the put premium. Accrued interest as of June 30, 2015 was $671.

On April 24, 2015, the Company received payment of the Note Receivable of $45,000, less the OID of $7,500, that offsets the Back-End Note that was issued on February 17, 2015. Proceeds from the Note Receivable of $2,250 were paid directly to legal fees resulting in net cash proceeds of $35,250 received by the Company. This Back-End Note is related to the initial convertible note that was issued on February 17, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company is accreting a $36,818 put premium over 180 days from the execution of the convertible note. Through June 30, 2015, the Company has accreted $13,909 of the put premium. Accrued interest as of June 30, 2015 was $671.

On April 27, 2015, the Company received payment of the Note Receivable of $170,500, less the OID of $13,000, that offsets the Back-End Note that was issued on March 12, 2015. Proceeds from the Note Receivable of $7,500 were paid directly to legal fees resulting in net cash proceeds of $150,000 received by the Company. This Back-End Note is related to the initial convertible note that was issued on March 12, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $139,500 put premium. Accrued interest as of June 30, 2015 was $2,429.

On May 19, 2015, the Company entered into a Securities Purchase Agreement (“SPA”), to issue a series of nine back end convertible notes in the principal sum of $782,500, pursuant to the SPA, the Company issued to the lender nine convertible promissory notes termed "Back-End Notes", in the amounts of $37,500 ("Back-End Note 1"), $37,500 ("Back-End Note 1")$37,500 ("Back-End Note 1"), $37,500 ("Back-End Note 2"), $157,500 ("Back-End Note 3"), $150,000 ("Back-End Note 4"), $17,500 ("Back-End Note 5"), $37,500 ("Back-End Note 6"), $37,500 ("Back-End Note 7"), $157,500 ("Back-End Note 8") and $150,000 ("Back-End Note 9"). These notes have the same terms as the initial convertible notes. Each Back-End Note shall initially be paid for by an offsetting promissory note issued to the Company by the lender ("Note Receivable") provided that prior to the conversion of the Back-End Notes, the holders must have paid off the Notes Receivable in cash. Each Note Receivable is due on May 19, 2016, unless the Company does not meet the “current public information” requirement pursuant to Rule 144, in which case both the Back-End Notes and the Notes Receivable may both be cancelled. Each Note Receivable is initially secured by the pledge of the Back-End Notes, but may be exchanged for other collateral with an appraised value of at least the principal amount of the note less the OID, upon Company’s approval following a three (3) day written notice to the Company. The term of the Notes Receivable and the Back-End Notes are one year, upon which the outstanding principal and interest is payable. The amounts funded plus accrued interest under Back-End Notes are convertible into common stock at any time after the requisite Rule 144 holding period (subject to the condition above for the Back-End Notes), at a conversion price equal to 55% of the lowest trading bid price in the ten (10) trading days prior to the conversion. See Note 13 as no funds were received under these notes until after June 30, 2015.

The Back-End Notes may not be prepaid, except that if the initial convertible notes are redeemed by the Company within six months of their issuance, all obligations of the Company and holders under the Back-End Notes and the Notes Receivable will be deemed satisfied and such notes shall automatically be deemed cancelled and of no further force or effect.

In the event of two specific defaults, which include the maintenance of a minimum trading price and an aggregate dollar trading volume of the Company's common shares, the holders may cancel the Back-End Notes and the related Notes Receivable and otherwise in the event of other defaults as defined in the securities purchase agreement, the amount of principal and accrued interest will become immediately due and payable and may be offset by amounts due to the Company by the holders. Additionally, the Back-End Notes will bear default interest at a rate of 24% per annum, or the highest rate of interest permitted by law.

Since the Back-End Notes are not convertible until the Notes Receivable are paid, and the Notes Receivable and Back-End Notes have a right of setoff, the Notes Receivable and Back-End Notes and related accrued interest receivable and payable have been netted for presentation purposes on the accompanying consolidated balance sheet.

On June 2, 2015, the Company received payment of the Note Receivable of $150,000 that offsets the Back-End Note that was issued on March 20, 2015. Proceeds from the Note Receivable of $7,500 were paid directly to legal fees resulting in net cash proceeds of $142,500 received by the Company. This Back-End Note is related to the initial convertible note that was issued on March 20, 2015 and has the same terms as previously discussed. As a result, the Back-End Note is now eligible for conversion at a rate of 55% of the lowest trading bid price of the Company’s common stock for the ten prior trading days including the date upon which the conversion notice was received. The convertible note is treated as stock settled debt under ASC 480 and accordingly the Company recognized a $122,727 put premium. Accrued interest as of June 30, 2015 was $2,137.

On June 4, 2015 (execution date), the Company executed a convertible promissory note in the principal sum of $1,215,000, with an OID of $110,000. The consideration to be paid to the lender shall be equal to the consideration actually paid by the lender plus prorated interest and any other fees that the Company shall be required to pay. The original issue discount shall also be prorated based on the actual consideration received to equal approximately 10% of the consideration received. The Company agreed to pay 10% interest per annum on the principal amount and the maturity date is ten months from the date of each payment to the Company, and is the date upon which the principal sum, as well as any unpaid interest and other fees, shall be due and payable. The note is comprised of an initial cash purchase of $335,000 (includes $30,000 of OID and $5,000 for legal fees) (“Initial Note”), a Secured Investor Note of $220,000 (includes $20,000 of OID) (“Secured Investor Note”) and three Investor Notes of $220,000 each (include $20,000 of OID each) (“Investor Notes”). The Secured Investor Note is secured by the lender’s 40% membership interest in a certain LLC. The Company will accrue 10% interest per annum on the unpaid principal amount of the Secured Investor Note and the three Investor Notes as defined in the agreements. Upon execution of the note, the note holder made an initial cash payment of $300,000 (net of a $30,000 OID and $5,000 for legal fees) to the Company of the total consideration and issued the Secured Investor Note and three Investor Notes to the Company. The Initial Note is convertible, at the option of the lender, to common stock of the Company at any time after the effective date at a price of $0.07 per share, which represents fair value at execution date. This note was determined to be a derivative instrument due to the variable conversion price of the note which is initially $0.07 and subject to adjustment if the Company’s market capitalization falls below $3,000,000 at any time. This note was bifurcated with the embedded conversion option recorded as a derivative liability at fair value (See Note 12). Accrued interest as of June 30, 2015 was $2,513. Since the Secured Investor Note and Investor Notes are not convertible until they are paid in cash to the Company and also not for 180 days from the note dates, the remaining principal of this note and the Secured Investor Note and Investor Notes and related accrued interest receivable and payable have been netted for presentation purposes on the accompanying consolidated balance sheet.

The Company recorded $529,500 and $30,000 of debt discounts for fees paid to lenders related to the above note issuances in 2015 and 2014 respectively. The debt discounts are being amortized over the term of the debt. Amortization of the debt discounts for the years ended June 30, 2015 and 2014 was $114,033 and $3,133 respectively.